INVESTMENTS IN UNCONSOLIDATED ENTITIES 2 (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012		Jul. 31, 2010 Sale Of European Natural Gas And Power Businesses [Member]	Apr. 30, 2010 Sale Of European Natural Gas And Power Businesses [Member]
Joint Venture Sales Of Businesses [Line Items]
Proceeds from sale of businesses by RBS Sempra Commodities					$ 1,000,000,000
Distributions of partnership income included in proceeds from sale of businesses by RBS Sempra Commodities						134,000,000
Pretax equity earnings from RBS Sempra Commodities	(24,000,000)	(314,000,000)
Distributable income of RBS Sempra Commodities (IFRS basis)	30,000,000	53,000,000
Distributions from RBS Sempra Commodities LLP, operating activities	53,000,000	198,000,000
Loss on impairment of RBS Sempra Commodities	(16,000,000)	(305,000,000)
Investment in RBS Sempra Commodities LLP			126,000,000	[1],[2]
Loss on impairment of RBS Sempra Commodities, after tax	(10,000,000)	(139,000,000)
Distributions from RBS Sempra Commodities LLP	623,000,000	198,000,000
Distributions include sales proceeds and our portion of distributable income	651,000,000
Distributions related to the completed sale transactions		849,000,000
Amounts to settle certain liabilities that we owed to RBS	$ 28,000,000

[1]	At measurement date.
[2]	There have been no earnings or distributions subsequent to September 30, 2011.